Provision for major overhauls	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Provision for major overhauls
45	Provision for major overhauls
Details of provision for major overhauls in respect of aircraft held under leases are as follows:

	2022	2021
	RMB million	RMB million
At January 1	4,944	4,642
Additional provision	922	714
Utilization	(71)	(412)

At December 31	5,795	4,944
Less: current portion (Note 43)	(596)	(124)

	5,199	4,820